TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Carryforward tax losses and credits	[1],[2]	$ 45,101	$ 34,030
Property, equipment and intangibles		34,817	28,645
Inventory accrual		3,058	2,268
Vacation accrual		775	662
Supplementary tax advances		2,329	1,530
Research and development costs		6,017	7,056
Other temporary differences		4,176	883
Gross deferred tax assets		96,273	75,074
Valuation allowance		(69,173)	(57,667)
Net deferred tax assets		27,100	17,407
Gross deferred tax liabilities:
Property, equipment and intangibles		(11,542)	(5,511)
Gross deferred tax liabilities		(11,542)	(5,511)
Net deferred tax assets		$ 15,558	$ 11,896

[1]	Excluding capital losses carryforwards, which are not part of the Company’s on-going business, and for which the Company records full valuation allowance, see Note 12c.
[2]	The amounts are presented after reduction for unrecognized tax benefits of $3,532 and $3,241 as of December 31, 2025 and 2024, respectively.